Pension and Other Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Schedule of Defined Benefit Plans Disclosures
The weighted-average rates used to determine net periodic pension cost were:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
Discount or settlement rates	2.5%	3.1%	3.0%
Expected long-term rates of return on assets	4.9%	6.3%	6.3%
Rates of increase in compensation levels	2.7%	2.6%	2.8%
Projected Benefit Obligations

	As of
(in millions)	March 31, 2018	March 31, 2017
Projected benefit obligation at beginning of year	$3,297	$2,879
Benefit obligation assumed as a result of the HPES merger	7,351	—
Service cost	121	23
Interest cost	249	82
Plan participants’ contributions	16	3
Amendments	(44)	—
Business/contract acquisitions/divestitures	69	313
Contractual termination benefits	13	1
Settlement/curtailment	(65)	(13)
Actuarial (gain) loss	(332)	413
Benefits paid	(447)	(120)
Foreign currency exchange rate changes	1,170	(283)
Other	(14)	(1)
Projected benefit obligation at end of year	$11,384	$3,297

The following table summarizes the weighted average rates used in the determination of the Company’s benefit obligations:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017
Discount rate	2.5%	2.5%
Rates of increase in compensation levels	2.0%	2.2%

Fair Value of Plan Assets and Funded Status

	As of
(in millions)	March 31, 2018	March 31, 2017
Fair value of plan assets at beginning of year	$2,998	$2,597
Assets assumed as a result of the HPES merger	7,411	—
Actual return on plan assets	371	483
Employer contribution	83	123
Plan participants’ contributions	16	3
Benefits paid	(447)	(120)
Business/contract acquisitions/divestitures	(2)	199
Contractual termination benefits	4	6
Plan settlement	(22)	(13)
Foreign currency exchange rate changes	1,176	(279)
Other	(14)	(1)
Fair value of plan assets at end of year	$11,574	$2,998

Funded status at end of year	$190	$(299)

	As of
(in millions)	March 31, 2018	March 31, 2017
Other assets	1,118	73
Accrued expenses and other current liabilities	(28)	(7)
Non-current pension obligations	(879)	(342)
Other long-term liabilities - OPEB	(21)	(23)
Net amount recorded	$190	$(299)

Accumulated benefit obligation	$11,241	$3,262

	Benefit Plans with Projected Benefit Obligation in Excess of Plan Assets		Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets
(in millions)	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
Projected benefit obligation	$2,488	$996	$2,250	$938
Accumulated benefit obligation	$2,363	$963	$2,162	$913
Fair value of plan assets	$1,552	$624	$1,338	$574

Net Periodic Pension Cost

	Fiscal Years Ended
(in millions)	March 31, 2018		March 31, 2017	April 1, 2016
Service cost	$121		$23	$25
Interest cost	249	81	82	92
Expected return on assets	(534)		(161)	(179)
Amortization of transition obligation	1		1	1
Amortization of prior service costs	(18)		(17)	(19)
Contractual termination benefit	13		1	6
Settlement/curtailment gain	(42)		—	(2)
Recognition of actuarial (gain) loss	(178)		87	127
Net periodic pension (income) expense	$(388)		$16	$51
Estimated Future Contributions and Benefits Payments

(in millions)
Employer contributions:
2019	$86

Benefit Payments:
2019	$299
2020	$298
2021	$314
2022	$380
2023	$353
2024 and thereafter	$2,087

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss	The following is a summary of amounts in AOCI, before tax effects:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017
Prior service cost	(298)	(269)

Schedule of Fair Value of Financial Assets for Pension and Postretirement Benefits
Plan Asset Allocations

	As of
Asset Category	March 31, 2018	March 31, 2017
Equity securities	25%	33%
Debt securities	53%	33%
Alternatives	18%	25%
Cash and other	4%	9%
Total	100%	100%
Fair Value of Plan Assets

The tables below set forth the fair value of plan assets by asset category within the fair value hierarchy:

	As of March 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Equity:
Global/International Equity commingled funds	$465	$1,978	$—	$2,443
Global equity mutual funds	8	333	—	341
U.S./North American Equity commingled funds	3	46	—	49
Fixed Income:
U.S. Government funds	—	1	—	1
Non-U.S. Government funds	2	54	—	56
Fixed income commingled funds	3	6,092	—	6,095
Fixed income mutual funds	3	—	—	3
Alternatives:
Other Alternatives (1)	4	1,228	874	2,106
Hedge Funds(2)	—	2	—	2
Other Assets	—	—	3	3
Insurance contracts	—	160	10	170
Cash and cash equivalents	300	5	—	305
Totals	$788	$9,899	$887	$11,574

	As of March 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Equity:
Global/International Equity commingled funds	$1	$710	$—	$711
Global equity mutual funds	1	251	—	252
U.S./North American Equity commingled funds	1	39	—	40
Fixed Income:
Non-U.S. Government funds	—	3	—	3
Fixed income commingled funds	1	991	—	992
Fixed income mutual funds	3	—	—	3
Alternatives:
Other Alternatives (1)	3	412	343	758
Hedge Funds(2)	—	1	—	1
Insurance contracts	—	131	5	136
Cash equivalents	94	8	—	102
Totals	$104	$2,546	$348	$2,998

(1) Represents real estate and other commingled funds consisting mainly of equities, bonds, or commodities.
(2) Represents investments in diversified fund of hedge funds.

Changes in fair value measurements of level 3 investments for the defined benefit plans were as follows:

(in millions)
Balance as of April 1, 2016	$315
Actual return on plan assets held at the reporting date	60
Purchases, sales and settlements	9
Changes due to exchange rates	(36)
Balance as of March 31, 2017	348
Actual return on plan assets held at the reporting date	34
Purchases, sales and settlements	443
Changes due to exchange rates	62
Balance as of March 31, 2018	$887